Share based payment - Schedule of Movement of Options Outstanding under the share based payment schemes (Parenthetical) (Detail)		12 Months Ended
	Aug. 23, 2021	Mar. 31, 2023
Share Based Payments Arrangements [Abstract]
Replacement of group stock option plans, exchange ratio	0.8289	0.8289